Equity (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Details of fair value option award
Expected life (years)	6 years	6 years	5 years 4 months 24 days	5 years 1 month 6 days
Interest rate	2.30%	2.40%	2.10%	2.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	60.00%	62.00%	62.00%	64.00%
Derivative Liability [Member]
Details of fair value option award
Expected life (years)	4 days		1 year 1 month 6 days	1 year 7 months 6 days
Interest rate	0.20%		0.10%	1.60%
Dividend yield	0.00%		0.00%	0.00%
Volatility	69.00%		61.00%	63.00%